Dear Fellow Shareholders,

         We are pleased to present the first semi-annual report of Chameleon Fund (the "Fund") covering the period December 27, 2000 (inception of the Fund) through April 30, 2001. Since inception, your Fund had a total return of -13.33%, while the Russell 3000 returned -5.92%, the S&P 500 returned -6.00%, and the Nasdaq 100 returned -24.59%.
                                                            Total Return
                                     3 Month               Since Inception
                                  Actual Return          (December 27, 2000)
                              ending April 30, 2001    through April 30, 2001
                            ---------------------------------------------------
Chameleon Fund                           -13.04%                   -13.33%
Russell 3000 Index                        -8.51%                   -5.92%
NASDAQ 100 Index                         -28.46%                   -24.59%


    DATE            Chameleon Fund        Russell 3000           Nasdaq 100
                     Fund -$8,667   vs.  Index - $9,408  vs.  Index - $7,541

    12/27/00         10,000.00             10,000.00             10,000.00
    12/31/00          9,960.00              9,951.60              9,518.29
     1/31/01          9,966.67             10,283.84             10,539.75
     2/28/01          9,220.00              9,331.40              7,756.74
     3/31/01          8,553.33              8,716.41              6,394.78
     4/30/01          8,666.67              9,408.18              7,540.62


This graph, prepared in accordance with SEC regulations, shows the value of a hypothetical initial investment of $10,000 in the Fund Russell 3000 Index, and the NASDAQ 100 Index on December 27, 2000 (inception of the
Fund) and held through April 30, 2001. The Russell 3000 Index and NASDAQ 100 Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than is found in the Chameleon Fund portfolio. Individuals cannot invest directly in the indices. Performance figures reflect the change in value of the stocks in the indices, and reinvestment of dividends. The indices returns do not reflect expenses, which have been deducted from the Fund's return. The performance of the Fund is computed on a total return basis, which includes reinvestment of all dividends. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS. Investment returns and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         Through much of the period, Chameleon Fund had a large percentage of its portfolio in cash and cash equivalents, reflecting our uneasiness about the economy and market conditions. However, we have attempted to be aggressive with the portions of the portfolio exposed to the market. Both our defensive strategy and our aggressive strategy seem to have hurt our returns, though in different ways. Our aggressive strategies have caused us to endure some of the pain the NASDAQ has inflicted through this period, while our large cash position at the beginning of April caused us to miss much of the rebound the NASDAQ experienced through April. As a result, the Fund held up better than the NASDAQ on a relative basis, while under-performing our official benchmark, the Russell 3000.

         Obviously, our returns are not what we would like to see. We certainly got off to a bumpy start since we began trading in late December. The market environment through this period has been one of the roughest and most perplexing any of us at CCAM have ever seen. Our sector rotation strategies have been particularly hard-hit, as we've seen one sector of the market after another exhibit promising potential only to disappoint us within a just a few days or weeks, forcing us to take defensive action by selling out of the sector at a loss.

         On the other hand, our style rotation strategy has performed much better than sector rotation, as we have primarily concentrated on small and mid-cap value stocks. The relatively superior performance of this section of our Fund has prompted us to overweight this portion of the portfolio. However, it has not, as yet, been able to perform well enough to make up for losses in other segments of the Fund. Other strategies employed by the Fund, such as international investing, indexing, and various option strategies, have had mixed results as well.

         We expect the market environment to be challenging over the next few months, with the current choppy conditions dominating much of the market action. As such, we are in the process of refining our strategies and identifying the right mix in order to provide the nimbleness that we believe will be important going forward. Although we are not satisfied with the results achieved during this period, we remain confident that our long-term objectives can be met.

         Thank you for investing with us.



         Sincerely,

         Ronald E. Rowland                               David James
         Lead Portfolio Manager                          Asst. Portfolio Manager

For a prospectus and more information, including charges and expenses, call toll free 1-888-887-0786. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc.

Chameleon Fund
Schedule of Investments - April 30, 2001 (Unaudited)


Common Stocks - 9.5%                                                        Shares                        Value

Bottled & Canned Soft Drinks & Carbonated Waters - 0.1%
Cott Corp. (a)                                                                 400                       $ 3,676
                                                                                                 ----------------
Computer Communications Equipment - 0.1%
Emulex Corp. (a)                                                               200                         7,182
                                                                                                 ----------------
Electric Services - 0.1%
Calpine Corp. (a)                                                              100                         5,699
                                                                                                 ----------------
Electronic Components & Accessories - 0.2%
EMCORE Corp. (a)                                                               300                        12,450
                                                                                                 ----------------
Fire, Marine & Casualty Insurance - 0.1%
Loews Corp.                                                                    100                         6,741
                                                                                                 ----------------
Footwear (No Rubber) - 0.2%
Brown Shoe Company, Inc.                                                       300                         5,919
Madden (Steven), Ltd. (a)                                                      200                         3,566
                                                                                                 ----------------
                                                                                                           9,485
                                                                                                 ----------------
Laboratory Apparatus & Furniture - 0.2%
Newport Corp.                                                                  300                        11,328
                                                                                                 ----------------
Miscellaneous Electrical Machinery, Equipment & Supplies - 0.2%
FuelCell Energy, Inc.                                                          200                        13,780
                                                                                                 ----------------
Miscellaneous Manufacturing Industries - 0.1%
International Game Technology (a)                                              100                         5,593
                                                                                                 ----------------
Operative Builders - 0.9%
Beazer Homes USA, Inc. (a)                                                     100                         5,840
Hovnanian Enterprises, Inc. - Class A (a)                                      200                         3,698
NVR, Inc. (a)                                                                  200                        38,124
Schein (Henry), Inc. (a)                                                       100                         3,842
Standard Pacific Corp.                                                         100                         2,040
                                                                                                 ----------------
                                                                                                          53,544
                                                                                                 ----------------
Petroleum Refining - 0.1%
Ultramar Diamond Shamrock Corp.                                                100                         4,511
                                                                                                 ----------------
Pharmaceutical Preparations - 0.4%
Cell Therapeutics, Inc. (a)                                                    300                         7,485
Regeneron Pharmaceuticals, Inc. (a)                                            500                        15,505
                                                                                                 ----------------
                                                                                                          22,990
                                                                                                 ----------------
Retail - Radio, TV & Consumer Electronics Stores - 0.0%
Guitar Center, Inc. (a)                                                        100                         1,840
                                                                                                 ----------------
Savings Institutions, Not Federally Chartered - 0.1%
New York Community Bancorp, Inc.                                               100                         3,375
                                                                                                 ----------------
Chameleon Fund
Schedule of Investments - April 30, 2001 (Unaudited) - continued

Common Stocks - 9.5% - continued                                        Shares                        Value

Semiconductors & Related Devices - 3.0%
Rambus, Inc. (a)                                                               400                       $ 6,800
Semiconductor HOLDRs Trust                                                   3,300                       169,290
                                                                                                 ----------------
                                                                                                         176,090
                                                                                                 ----------------
Services - Commercial Physical & Biological Research - 0.4%
Myriad Genetics, Inc. (a)                                                      300                        15,888
Pharmaceutical Product Development, Inc. (a)                                   100                         5,955
                                                                                                 ----------------
                                                                                                          21,843
                                                                                                 ----------------
Services - Educational Services - 0.1%
ITT Educational Services, Inc. (a)                                             100                         3,560
                                                                                                 ----------------
Services - Miscellaneous Amusement & Recreation - 0.2%
Anchor Gaming (a)                                                              200                        10,900
                                                                                                 ----------------
Services - Prepackaged Software - 2.9%
Manugistics Group, Inc. (a)                                                    300                        10,176
Software HOLDRs Trust                                                        3,000                       162,300
                                                                                                 ----------------
                                                                                                         172,476
                                                                                                 ----------------
Services - Specialty Outpatient Facilities - 0.1%
Caremark Rx, Inc. (a)                                                          300                         4,755
                                                                                                 ----------------
Wholesale - Groceries & General Line - 0.0%
Fleming Companies, Inc.                                                        100                         2,950
                                                                                                 ----------------
TOTAL COMMON STOCKS (Cost $572,358)                                                                      554,768
                                                                                                 ----------------
Unit Investment Trusts - 26.7%
Energy Select Sector SPDR Fund                                               3,600                       121,932
Financial Select Sector SPDR Fund                                              500                        13,750
iShares, Inc. MSCI Japan Index Fund                                         12,000                       134,640
iShares Trust Dow Jones U.S. Energy Sector Index Fund                        2,000                       114,420
iShares Trust Russell 2000 Index Fund                                          800                        77,600
iShares Trust Russell 2000 Value Index Fund                                  2,900                       354,583
iShares Trust Russell 3000 Index Fund                                        1,500                       103,260
iShares Trust S&P MidCap 400 / BARRA Value Index Fund                        4,100                       367,606
iShares Trust S&P SmallCap 600 / BARRA Value Index Fund                      1,000                        80,650
S&P Midcap 400 Index Depositary Receipts                                     2,100                       195,930
                                                                                                 ----------------
TOTAL UNIT INVESTMENT TRUSTS (Cost $1,548,613)                                                         1,564,371
                                                                                                 ----------------
Government Securities - 4.3% (Cost $251,305)
U.S. Treasury Bond, zero coupon, 11/15/2027                              1,190,000                       241,535
                                                                                                 ----------------
Chameleon Fund
Schedule of Investments - April 30, 2001 (Unaudited) - continued
                                                                         Shares
                                                                        Subject
Call Options - 8.2%                                                      to Call                      Value

Alexion Pharmaceuticals, Inc. / August 2001 @ $25                              600                       $ 2,880
Alexion Pharmaceuticals, Inc. / November 2001 @ $30                            700                         3,570
Allied Waste Industries, Inc. / September 2001 @ $17.50                      6,000                         8,400
American Eagle Outfitters, Inc. / August 2001 @ $43.375                      3,000                        11,550
Anchor Gaming / October 2001 @ $55                                             600                         4,890
Apollo Group, Inc. / August 2001 @ $40                                       2,400                         3,180
Archer Daniels Midland Co. / September 2001 @ $17.50                        10,000                         1,500
Berkley (W.R.) Corp. / October 2001 @ $50                                   10,000                        15,750
Caremark Rx, Inc. / September 2001 @ $15                                     4,400                        13,200
CBOE Russell 2000 Index / December 2001 @ $480                                 400                        17,520
Cerner Corp. / September 2001 @ $65                                          1,500                         3,712
Concord EFS, Inc. / September 2001 @ $50                                     2,000                         8,200
Fleming Companies, Inc. / October 2001 @ $25                                 2,000                        12,300
Foster Wheeler Corp. / October 2001 @ $15                                    6,000                        22,200
HEALTHSOUTH Corp. / September 2001 @ $15                                     8,000                         9,600
Helmerich & Payne, Inc. / September 2001 @ $60                               3,000                         8,250
IMPATH, Inc. / July 2001 @ $60                                               2,700                         1,890
IMPATH, Inc. / October 2001 @ $60                                            1,500                         2,625
International Game Technology / October 2001 @ $60                           2,000                         9,100
Laboratory Corporation of America Holdings / August 2001 @ $165              2,000                        21,400
Lincare Holdings, Inc. / August 2001 @ $60                                   1,400                         4,900
Nasdaq 100 Trust / January 2002 @ $55                                        1,000                         2,480
Nasdaq 100 Trust / January 2003 @ $40                                        1,000                         4,800
Nasdaq 100 Trust / January 2003 @ $45                                          200                        25,800
Nasdaq 100 Trust / January 2003 @ $50                                        6,000                        15,100
Nasdaq 100 Trust / January 2003 @ $55                                        3,000                        61,800
New York Community Bancorp, Inc. / October 2001 @ $35                        7,000                        15,750
Pacific Sunwear of California, Inc. / September 2001 @ $35                   3,000                        10,650
Park Electrochemical Corp. / September 2001 @ $40                            4,500                         2,588
Pharmaceutical Product Development, Inc. / October 2001 @ $55                1,000                        13,500
Philip Morris Companies, Inc. / September 2001 @ $55                         4,000                        12,000
Precision Castparts Corp. / August 2001 @ $45                                6,000                         4,050
Priority Healthcare Corp. / October 2001 @ $45                               2,000                         6,800
Quest Diagnostics, Inc. / August 2001 @ $150                                 1,800                         9,810
Reebok International Ltd. / July 2001 @ $35                                  6,000                         3,000
Reebok International Ltd. / October 2001 @ $35                               6,000                         8,250
Renaissance Learning, Inc. / October 2001 @ $35                              1,000                         6,700
Schein (Henry), Inc. / October 2001 @ $40                                    4,000                        19,600
St. Jude Medical, Inc. / October 2001 @ $65                                  4,000                        13,200
Standard Pacific Corp. / September 2001 @ $35                               15,000                         4,875
Talbot's, Inc. / August 2001 @ $55                                           3,900                         9,360
Timberland Co. - Class A / August 2001 @ $80                                 6,000                         2,550
Timberland Co. - Class A / November 2001 @ $60                               4,000                        17,200
Universal Health Services, Inc. / July 2001 @ $105                           1,000                         2,650
Washington Mutual, Inc. / October 2001 @ $60                                 3,000                         4,950
                                                                                                 ----------------
TOTAL CALL OPTIONS (Cost $677,781)                                                                       464,080
                                                                                                 ----------------
Chameleon Fund
Schedule of Investments - April 30, 2001 (Unaudited) - continued
                                                                         Shares
                                                                        Subject
Put Options - 3.6%                                                       to Put                       Value

Alexion Pharmaceuticals / November 2001 @ $20                                1,800                       $ 8,100
Cell Therapeutics, Inc. / September 2001 @ $20                               1,300                         5,200
Dow Jones & Co., Inc. / September 2001 @ $90                                 4,000                         3,200
Dow Jones & Co., Inc. / September 2001 @ $92                                 1,900                         2,280
EMCORE Corp. / November 2001 @ $20                                           1,200                         2,250
Emulex Corp. / October 2001 @ $25                                            1,100                         4,950
FuelCell Energy, Inc. / October 2001 @ $40                                   1,600                         5,200
Manor Care, Inc. / November 2001 @ $17.50                                      500                           688
Manugistics Group, Inc.  / October 2001 @ $22.50                             1,600                         6,960
Myriad Genectics, Inc. / November 2001 @ $30                                 1,700                         5,865
Nasdaq 100 Trust / September 2001 @ $34                                     10,000                        15,000
Nasdaq 100 Trust / September 2001 @ $36                                     13,300                        25,270
Nasdaq 100 Trust / September 2001 @ $38                                     10,000                        16,100
Nasdaq 100 Trust / January 2003 @ $30                                       11,000                        30,800
Nasdaq 100 Trust / January 2003 @ $34                                        7,000                        24,500
Nasdaq 100 Trust / January 2003 @ $35                                        4,000                        17,200
Newport Corp. / November 2001 @ $30                                          1,300                         9,295
Rambus, Inc. / November 2001 @ $17.50                                        1,300                         8,060
Regeneron Pharmaceuticals, Inc. / November 2001 @ $20                        2,400                         4,680
Russell 2000 Index / December 2001 @ $420                                      400                         5,000
S&P 500 Index / December 2001 @ $105                                         1,600                         3,440
S&P 100 Index / December 2001 @ $110                                           600                         1,920
                                                                                                 ----------------
TOTAL PUT OPTIONS (Cost $374,757)                                                                        205,958
                                                                                                 ----------------
                                                                       Principal
                                                                        Amount                        Value
Money Market Securities - 60.9%
Firstar Treasury Fund, 3.55% (b) (Cost $3,447,092)                       3,447,092                     3,447,092
                                                                                                 ----------------
TOTAL INVESTMENTS (Cost $6,871,906) -114.5%                                                            6,477,804
                                                                                                 ----------------
Other assets less liabilities - (14.5)%                                                                 (819,090)
                                                                                                 ----------------
Total Net Assets - 100.0%                                                                            $ 5,658,714
                                                                                                 ================
(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at April
30, 2001.

See accompanying notes which are an integral part of the financial statements.

Chameleon Fund
Statement of Assets & Liabilities                       April 30, 2001
(Unaudited)
Assets
Investment in securities, at value (cost $6,871,906)                                     $ 6,477,804
Cash                                                                                               5
Dividends receivable                                                                              16
Interest receivable                                                                           12,233
Receivable for fund shares sold                                                              157,668
Receivable for investments sold                                                               56,180
                                                                                 --------------------
     Total assets                                                                          6,703,906
                                                                                 --------------------
Liabilities
Accrued investment advisory fee                                                                8,988
Payable for fund shares repurchased                                                            3,817
Payable for investments purchased                                                          1,032,387
                                                                                 --------------------
     Total liabilities                                                                     1,045,192
                                                                                 --------------------
Net Assets                                                                               $ 5,658,714
                                                                                 ====================
Net Assets consist of:
Paid in capital                                                                            6,790,024
Accumulated undistributed net investment income                                                  941
Accumulated net realized loss on investments                                                (738,149)
Net unrealized depreciation on investments                                                  (394,102)
                                                                                 --------------------
Net Assets, for 435,453 shares                                                           $ 5,658,714
                                                                                 ====================
Net Asset Value

Net Assets
Offering price and redemption price per share ($5,658,714 / 435,453)                         $ 13.00
                                                                                 ====================

See accompanying notes which are an integral part of the financial statements.

Chameleon Fund
Statement of Operations
for the period December 27, 2000 (commencement of operations)
through April 30, 2001
(Unaudited)
Investment Income
Dividend income                                                                                            $ 15,497
Interest income                                                                                              32,055
                                                                                                 -------------------
Total Income                                                                                                 47,552
                                                                                                 -------------------
Expenses
Investment advisory fee                                                                                      46,611
Trustees' fees                                                                                                  504
                                                                                                 -------------------
Total operating expenses before reimbursement                                                                47,115
Reimbursed expenses                                                                                            (504)
                                                                                                 -------------------
Net operating expenses                                                                                       46,611
                                                                                                 -------------------
Net Investment Income                                                                                           941
                                                                                                 -------------------
Realized & Unrealized Gain (Loss)
Net realized loss on investment securities                                                                 (969,128)
Net realized gain on options transactions                                                                   230,979
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                                (394,102)
                                                                                                 -------------------
Net realized and unrealized gain (loss) on investment securities
   and options transactions                                                                              (1,132,251)
                                                                                                 -------------------
Net decrease in net assets resulting from operations                                                   $ (1,131,310)
                                                                                                 ===================

See accompanying notes which are an integral part of the financial statements.

Chameleon Fund
Statement of Changes In Net Assets
(Unaudited)


                                                                                                    Period ended
                                                                                                 April 30, 2001(a)
                                                                                                 -------------------
Increase (Decrease) in Net Assets
Operations
  Net investment income                                                                                       $ 941
  Net realized gain (loss) on investment securities and options transactions                               (738,149)
  Change in net unrealized appreciation (depreciation)                                                     (394,102)
                                                                                                 -------------------
  Net decrease in net assets resulting from operations                                                   (1,131,310)
                                                                                                 -------------------
Distributions
   From net investment income                                                                                     0
   From net realized gain                                                                                         0
                                                                                                 -------------------
   Total distributions                                                                                            0
                                                                                                 -------------------
Capital Share Transactions
  Proceeds from shares sold                                                                              11,514,742
  Reinvestment of distributions                                                                                   0
  Amount paid for shares repurchased                                                                     (4,724,718)
                                                                                                 -------------------
  Net increase in net assets resulting
  from capital share transactions                                                                         6,790,024
                                                                                                 -------------------
Total increase in net assets                                                                              5,658,714
Net Assets
  Beginning of period                                                                                             0
                                                                                                 -------------------
  End of period [including accumulated net
    investment income of  $941]                                                                         $ 5,658,714
                                                                                                 ===================
Capital Share Transactions
  Shares sold                                                                                               779,106
  Shares issued in reinvestment of distributions                                                                  0
  Shares repurchased                                                                                       (343,653)
                                                                                                 -------------------
  Net increase from capital transactions                                                                    435,453
                                                                                                 ===================

(a) For the period December 27, 2000 (commencement of operations) through April 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Chameleon Fund
Financial Highlights
(Unaudited)
                                                                                            Period ended
                                                                                         April 30, 2001 (a)
                                                                                         -------------------
Selected Per Share Data
Net asset value, beginning of period                                                                $ 15.00
                                                                                         -------------------
Income from investment operations
  Net investment income                                                                                0.00
  Net realized and unrealized gain                                                                    (2.00)
                                                                                         -------------------
Total from investment operations                                                                      (2.00)
                                                                                         -------------------
Distributions to shareholders
  From net investment income                                                                           0.00
  From net realized gain                                                                               0.00
                                                                                         -------------------
Total distributions                                                                                    0.00
                                                                                         -------------------
Net asset value, end of period                                                                      $ 13.00
                                                                                         ===================

Total Return                                                                                         (13.33)%(b)

Ratios and Supplemental Data
Net assets, end of period (000)                                                                      $5,658
Ratio of expenses to average net assets                                                               1.95% (c)
Ratio of expenses to average net assets
   before reimbursement                                                                               1.97% (c)
Ratio of net investment income to
   average net assets                                                                                 0.04% (c)
Ratio of net investment income to
  before reimbursement                                                                                0.02% (c)
Portfolio turnover rate                                                                             417.78% (b)

(a) For the period December 27, 2000 (commencement of operations) through April 30, 2001.
(b) For a period of less than a full year, the total return and portfolio turnover are not annualized.
(c) Annualized

See accompanying notes which are an integral part of the financial statements.

                               The Chameleon Fund
                          Notes to Financial Statements
                           April 30, 2001 (Unaudited)

NOTE 1.  ORGANIZATION

The Chameleon Fund (the "Fund") was organized as a series of the AmeriPrime Advisors Trust, an Ohio business trust (the "Trust"), on December 4, 2000 and commenced operations on December 27, 2000. The Trust is an open-ended investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Fund's investment objective is capital appreciation. The Trust Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

 Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Adviser (as such term is defined in note 3 of this document), the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                               The Chameleon Fund
                          Notes to Financial Statements
                     April 30, 2001 (Unaudited) - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Fund retains Capital Cities Asset Management, Inc. (the "Adviser") to manage the Fund's investments. The Adviser specializes in sector and investment style rotation. Ronald E. Rowland and David H. James have been primarily responsible for the day-to-day management of the Fund since its inception. Ronald E. Rowland may be deemed to control the Adviser due to his share of the ownership of the Adviser.

Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of non-interested person trustees, 12b-1 expenses and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee of 1.95% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the period ended April 30, 2001, the Adviser earned a fee of $46,611 from the Fund. The Adviser has contractually agreed to reimburse the Fund for the fees and expenses of the non-interested person trustees incurred by the Fund through April 30, 2002, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.95% of average daily net assets. For the period ended April 30, 2001, the Adviser reimbursed expenses of $504.

The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the management agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

Prior to December 31, 2000, the Fund had retained Ameriprime Financial Securities, Inc. to act as the principal distributor of its shares. Effective December 31, 2000, AmeriPrime Financial Securities, Inc. sold substantially all of its assets to Unified Financial Securities, Inc. Both companies are wholly owned subsidiaries of Unified Financial Services, Inc. Effective December 31, 2000, the Fund retained Unified Financial Securities, Inc. to act as the principal distributor of its shares. There were no payments made to either distributor during the period ended April 30, 2001. A Trustee and officer of the Trust may be deemed to be an affiliate of Ameriprime Financial Securities Inc. and Unified Financial Securities, Inc.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), however the Trustees have not yet authorized the implementation of the Plan. If implemented, the Plan will permit the Fund to pay for certain distribution and promotion expenses related to marketing shares of the Fund. The Plan permits the Fund to charge 12b-1 fees of up to 0.25% of the average daily net assets annually. The Fund's expenses will not be affected by the 12b-1 Plan because the Adviser does not intend to activate the Plan.

NOTE 4.  INVESTMENTS

For the period ended April 30, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $16,536,411 and $13,195,780, respectively. As of April 30, 2001, the gross unrealized appreciation for all securities totaled $128,891 and the gross unrealized depreciation for all securities totaled $522,993 for a net unrealized depreciation of $394,102. The aggregate cost of securities for federal income tax purposes on April 30, 2001 was $6,871,906.

                               The Chameleon Fund
                          Notes to Financial Statements
                     April 30, 2001 (Unaudited) - continued

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 7. RELATED PARTY TRANSACTIONS

The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2001, National Financial Services Corp. beneficially owned or controlled, in aggregate, 56.31% of the Fund.
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